Rule 497(j)
                       Reg. No. 33-27907
                       Reg. No. 33-49017
                       Reg. No. 33-49219

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Municipal Trust,
California Intermediate Long Term Portfolio Series 28 (Insured),
Insured California Portfolio Series 62 and National Portfolio
Series 125, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

             Dean Witter Select Municipal Trust,
             California Intermediate Long Term
             Portfolio Series 28 (Insured)


             Insured California Portfolio Series 62
             National Portfolio Series 125


             By:  Dean Witter Reynolds Incorporated

             Thomas Hines
             Thomas Hines
             First Vice President
             Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549